Headcount - Summary of Number of Employees (Detail) - employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,219	2,133
Average	2,202	2,104
Managers and Key Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	55	56
Average	54	58
Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,030	1,921
Average	2,010	1,887
Staff and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	134	156
Average	138	159
Chile [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,197	2,110
Chile [Member] | Managers and Key Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	55	56
Chile [Member] | Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,025	1,915
Chile [Member] | Staff and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	117	139
Argentina [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	22	23
Argentina [Member] | Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	5	6
Argentina [Member] | Staff and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	17	17